RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2022
Accounting Changes and Error Corrections [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
In connection with the preparation of the financial statements of the Company as of and for the three months ended March 31, 2023, the Company determined that there were errors related to the accounting for certain expenses in the proper period in the previously issued 2022 and 2021 financial statements as well as the unaudited interim financial information for the quarterly periods ended March 31, 2022, June 30, 2022 and September 30, 2022.
In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements,” the Company determined that the errors were material to its previously issued financial statements. Therefore, the Company concluded that the previously issued financial statements should be restated. Specifically, there was an improper cutoff of accrued expenses and related party payables at each balance sheet date, resulting in payables not being recorded in the correct period. Consequently, this led to inaccuracies in the reported formation and operating costs in each statement of operations. Furthermore, reclassification adjustments were made for accrued expenses and income tax payables at certain balance sheet dates to improve disclosure and ensure period-to-period comparability. Similar adjustments were applied to formation and operating costs, as well as legal investigation expenses in certain statements of operations, again to enhance disclosure and comparability. Finally, an adjustment was made to the Class A common stock subject to possible redemption as of June 30, 2022, to accurately reflect the impact of interest earned on cash held in the Trust Account, net of the applicable tax expense.
The relevant unaudited interim financial information for the quarterly periods ended March 31, 2022, June 30, 2022 and September 30, 2022 is included in Note 1
0
, Quarterly Financial Information (Unaudited).
The

following tables summarize the effect of the restatement on each financial statement line items as of the dates, and for the period, indicated:

	As previously reported	Adjustments	As restated

Balance sheet as of December 31, 2022
Accrued expenses	17,166,842	888,070	18,054,912
Income tax payable	979,475	—	979,475
Related party advance	425,835	100,000	525,835
Total current liabilities	22,472,852	988,070	23,460,922
Total liabilities	32,535,352	988,070	33,523,422
Accumulated deficit	(30,987,384)	(988,070)	(31,975,454)
Total Stockholders’ Deficit	(30,986,538)	(988,070)	(31,974,608)
Statement of Operations for the year ended December 31, 2022
Legal investigations costs	—	10,004,519	10,004,519
Formation and operating costs	18,299,257	(9,583,234)	8,716,023
Loss from operation costs	(18,499,257)	(421,285)	(18,920,542)
Loss before income taxes	(14,241,788)	(421,285)	(14,663,073)
Net loss	(15,221,263)	(421,285)	(15,642,548)
Basic and diluted net loss per Class A common stock	(0.41)	(0.01)	(0.42)
Basic and diluted net loss per Class B common stock	(0.41)	(0.01)	(0.42)
Statement of Changes in Stockholders’ Deficit for the year ended December 31, 2022
Net loss	(15,221,263)	(421,285)	(15,642,548)
Total accumulated deficit	(30,987,384)	(988,070)	(31,975,454)
Total stockholders’ deficit	(30,986,538)	(988,070)	(31,974,608)
Statement of Cash Flows for the year ended December 31, 2022

	As previously reported	Adjustments	As restated

Net loss	(15,221,263)	(421,285)	(15,642,548)
Accrued expenses	16,605,701	421,285	17,026,986
Related party advance	425,835	77,606	503,441
Net cash provided by operating activities	3,867,619	77,606	3,945,225

	As previously reported	Adjustments	As restated

Balance sheet as of September 30, 2022
Accrued expenses	11,022,242	(127,078)	10,895,164
Income tax payable	—	357,259	357,259
Related party advance	—	410,278	410,278
Total current liabilities	14,828,942	640,459	15,469,401
Total liabilities	24,891,442	640,459	25,531,901
Accumulated deficit	(23,956,249)	(640,459)	(24,596,708)
Total Stockholders’ Deficit	(23,955,403)	(640,459)	(24,595,862)
Statement of Operations for the three months ended September 30, 2022
Legal investigations costs	—	2,656,763	2,656,763
Formation and operating costs	4,751,532	(2,636,272)	2,115,260
Loss from operation costs	(4,801,532)	(20,491)	(4,822,023)
Loss before income taxes	(3,474,575)	(20,491)	(3,495,066)
Income tax expense	(322,546)	(1,099)	(323,645)
Net loss	(3,797,121)	(21,590)	(3,818,711)
Basic and diluted net loss per Class A common stock	(0.10)	(0.00)	(0.10)
Basic and diluted net loss per Class B common stock	(0.10)	(0.00)	(0.10)
Statement of Operations for the nine months ended September 30, 2022
Legal investigations costs	—	7,964,208	7,964,208
Formation and operating costs	11,268,122.00	(7,890,534)	3,377,588
Loss from operation costs	(11,418,122.00)	(73,674)	(11,491,796)
Loss before income taxes	(9,665,638.00)	(73,674)	(9,739,312)
Net loss	(10,022,897.00)	(73,674)	(10,096,571)
Basic and diluted net loss per Class A common stock	(0.27)	(0)	(0.27)
Basic and diluted net loss per Class B common stock	(0.27)	(0)	(0.27)
Statement of Changes in Stockholders’ Deficit for nine months ended September 30, 2022
Net loss	(10,022,897)	(73,674)	(10,096,571)
Total accumulated deficit	(23,956,249)	(640,459)	(24,596,708)
Total stockholders’ deficit	(23,955,403)	(640,459)	(24,595,862)
Statement of Cash Flows for the nine months ended September 30, 2022
Net loss	(10,022,897)	(73,674)	(10,096,571)
Accrued expenses	10,538,707	(671,469)	9,867,238
Income tax payable	—	357,259	357,259
Net cash provided by operations	(908,419)	(387,884)	(1,296,303)
Related party advance	—	387,884	387,884
Net cash provided by financing activities	3,456,700	387,884	3,844,584

	As previously reported	Adjustments	As restated

Balance sheet as of June 30, 2022
Accrued expenses	6,139,538	441,742	6,581,280
Income tax payable	—	33,614	33,614
Related party advance	—	143,514	143,514
Total current liabilities	6,891,239	618,869	7,510,108
Total liabilities	16,953,739	618,869	17,572,608
Class A common stock subject to possible redemption	293,282,625	66,386	293,349,011
Accumulated deficit	(16,264,430)	(685,255)	(16,949,685)
Total Stockholders’ Deficit	(16,263,584)	(685,255)	(16,948,839)
Statement of Operations for the three months ended June 30, 2022
Legal investigations costs	—	2,564,737	2,564,737
Formation and operating costs	4,652,670	(3,788,076)	864,594
Loss from operation costs	(4,702,670)	1,223,339	(3,479,331)
Loss before income taxes	(4,306,674)	1,223,339	(3,083,335)
Income tax expense	(34,713)	1,099	(33,614)
Net loss	(4,342,387)	1,225,438	(3,116,949)
Basic and diluted net loss per Class A common stock	(0.12)	0.04	(0.08)
Basic and diluted net loss per Class B common stock	(0.12)	0.04	(0.08)
Statement of Operations for the six months ended June 30, 2022
Legal investigations costs	—	5,307,445	5,307,445
Formation and operating costs	6,516,590	(5,254,262)	1,262,328
Franchise tax	100,000	—	100,000
Loss from operation costs	(6,616,590)	(53,183)	(6,669,773)
Loss before income taxes	(6,191,063)	(53,183)	(6,244,246)
Income tax expense	(34,713)	1,099	(33,614)
Net loss	(6,225,776)	(52,084)	(6,277,860)
Basic and diluted net loss per Class A common stock	(0.17)	0.00	(0.17)
Basic and diluted net loss per Class B common stock	(0.17)	0.00	(0.17)
Statement of Changes in Stockholders’ Deficit for six months ended June 30, 2022
Net loss	(6,225,776)	(52,084)	(6,277,860)
Remeasurement of Class A common stock to redemption value	(32,625)	(66,386)	(99,011)
Total accumulated deficit	(16,264,430)	(685,255)	(16,949,685)
Total stockholders’ deficit	(16,263,584)	(685,255)	(16,948,839)
Statement of Cash Flows for the six months ended June 30, 2022
Net loss	(6,225,776)	(52,084)	(6,277,860)
Accrued expenses	5,656,004	(102,650)	5,553,354
Income tax payable	—	33,614	33,614
Net cash provided by operations	(776,463)	(121,119)	(897,582)
Related party advance	—	121,120	121,120
Net cash provided by financing activities	451,700	121,120	572,820

	As previously reported	Adjustments	As restated
Balance sheet as of March 31, 2022
Accrued expenses	1,701,798	1,760,763	3,462,561
Related party advance	—	82,544	82,544
Total current liabilities	2,251,798	1,843,307	4,095,105
Total liabilities	12,314,298	1,843,307	14,157,605
Accumulated deficit	(11,890,418)	(1,843,307)	(13,733,725)
Total Stockholders’ Deficit	(11,889,572)	(1,843,307)	(13,732,879)
Statement of Operations for the three months ended March 31, 2022
Legal investigations costs	—	2,742,708	2,742,708
Formation and operating costs	1,863,920	(1,466,186)	397,734
Loss from operation costs	(1,913,920)	(1,276,522)	(3,190,442)
Net loss	(1,884,389)	(1,276,522)	(3,160,911)
Basic and diluted net loss per Class A common stock	(0.05)	(0.03)	(0.08)
Basic and diluted net loss per Class B common stock	(0.05)	(0.03)	(0.08)
Statement of Changes in Stockholders’ Deficit for three months ended March 31, 2022
Net loss	(1,884,389)	(1,276,522)	(3,160,911)
Total accumulated deficit	(11,890,418)	(1,843,307)	(13,733,725)
Total stockholders’ deficit	(11,889,572)	(1,843,307)	(13,732,879)
Statement of Cash Flows for the three months ended March 31, 2022
Net loss	(1,884,389)	(1,276,522)	(3,160,911)
Accrued expenses	1,218,263	1,216,372	2,434,635
Net cash provided by operations	(586,239)	(60,149)	(646,388)
Related party advance	—	60,150	60,150
Net cash provided by financing activities	300,000	60,150	360,150

	As previously reported	Adjustments	As restated

Balance sheet as of December 31, 2021
Accrued expenses	483,535	544,391	1,027,926
Related party advance	—	22,394	22,394
Total current liabilities	683,535	566,785	1,250,320
Total liabilities	10,746,035	566,785	11,312,820
Accumulated deficit	(10,006,029)	(566,785)	(10,572,814)
Total Stockholders’ Deficit	(10,005,183)	(566,785)	(10,571,968)
Statement of Operations for the year ended December 31, 2021
Formation and operating costs	1,191,593	566,785	1,758,378
Franchise tax	200,000	—	200,000
Loss from operation costs	(1,391,593)	(566,785)	(1,958,378)
Net loss	(1,384,495)	(566,785)	(1,951,280)
Basic and diluted net loss per Class A common stock	(0.08)	(0.04)	(0.12)
Basic and diluted net loss per Class B common stock	(0.08)	(0.04)	(0.12)

	As previously reported	Adjustments	As restated
Statement of Changes in Stockholders’ Deficit for the year ended December 31, 2021
Net loss	(1,384,495)	(566,785)	(1,951,280)
Total accumulated deficit	(10,006,209)	(566,605)	(10,572,814)
Total stockholders’ deficit	(10,005,183)	(566,785)	(10,571,968)
Statement of Cash Flows for the year ended December 31, 2021
Net loss	(1,384,495)	(566,785)	(1,951,280)
Accrued expenses	483,535	544,391	1,027,926
Net cash provided by operations	(1,114,081)	(22,394)	(1,136,475)
Related party advance	—	22,394	22,394
Net cash provided by financing activities	294,691,812	22,394	294,714,206